REVERSE CAPITALIZATION	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
REVERSE CAPITALIZATION	REVERSE CAPITALIZATION
On August 15, 2023, the Company entered into a Business Combination Agreement with LLP, TWOA, SPAC Merger Sub, and Company Merger Sub, for a proposed Business Combination. Under the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), among other matters, (a) SPAC Merger Sub merged with and into TWOA, with TWOA continuing as the surviving company, and, in connection therewith, each issued and outstanding security of TWOA immediately prior to the effective time of the Business Combination was no longer outstanding and was automatically canceled, in exchange for the right of the holder thereof to receive a substantially equivalent security of LPA; (b) Company Merger Sub merged with and into LLP, with LLP continuing as the surviving company, and, in connection therewith, the ordinary shares of LLP (“LLP Shares”) issued and outstanding immediately prior to the Business Combination were canceled in exchange for the right of the holders thereof to receive ordinary shares of LPA (“LPA Ordinary Shares”); and (c) as a result of the mergers, TWOA and LLP each became wholly-owned subsidiaries of LPA, and LPA Ordinary Shares were listed on NYSE, all upon the terms and subject to the conditions set forth in the Business Combination Agreement.
On February 16, 2024, TWOA entered into a subscription agreement (the “Subscription Agreement”) with certain subscriber (“PIPE Investor”) to purchase 1,500,000 TWOA Class A ordinary shares at a price of $10.00 per share, for an aggregate purchase price of $15,000,000, in a private placement to be consummated simultaneously with the Closing.
The Business Combination was unanimously approved by the board of directors of TWOA and was approved at the Extraordinary General Meeting on March 25, 2024. TWOA’s shareholders also voted to approve all other proposals presented at the Extraordinary General Meeting. As a result of the Business Combination, LLP and TWOA became wholly-owned direct subsidiaries of the Company. On March 28, 2024, the LPA Ordinary Shares commenced trading on the NYSE under the symbol “LPA”.
As a result of the Business Combination:
•all outstanding TWOA Class A and Class B shares were canceled in exchange for 3,897,747 LPA Ordinary Shares, not including the shares held by the PIPE Investor;
•1,500,000 Class A TWOA shares held by the PIPE Investor were converted to 1,500,000 LPA Ordinary Shares; and
•all outstanding LLP shares were cancelled in exchange for 26,312,000 LPA Ordinary Shares.
The Business Combination was consummated on March 27, 2024. Following the Business Combination, the ownership structure of LPA was as follows:

	Number of Ordinary Shares	% of Ownership
LPA Ordinary Shares issued to TWOA shareholders	3,897,747	12.3%
LPA Ordinary Shares converted from legacy LLP equity holders	26,312,000	83.0%
LPA Ordinary Shares issued to PIPE Investor	1,500,000	4.7%
Total	31,709,747	100.0%
The proceeds from Business Combination (net of transaction costs paid) for the year ended December 31, 2024 are summarized below:

Amount
Proceeds from PIPE Investor	$15,000,000
Proceeds from TWOA trust	1,121,150
Transaction costs paid	(12,394,616)
Proceeds from Business Combination, net of transaction costs paid	$3,726,534
Non-cash transaction costs
On August 14, 2024, the Company issued 90,000 Ordinary Shares to a non-employee service provider to share-settle an accrued liability of $900,000 assumed as part of the Business Combination for services previously performed. Refer to Note 22 for more details. Non-cash transaction costs of $1,141,200 were recognized as other expenses in the consolidated statements of profit or loss and other comprehensive income (loss) for the year ended December 31, 2024.
Reverse capitalization
As discussed in Note 1, the Business Combination was accounted for as a reverse capitalization in accordance with IFRS. The consolidated assets, liabilities and results of operations are those of LLP for all prior periods presented. As such, the basic and diluted earnings (loss) per share related to LLP prior to the Business Combination have been retroactively recast based on shares reflecting the exchange ratio established in the Business Combination.
Share listing expenses under IFRS 2
As further discussed in Note 1, since the Business Combination was accounted for in accordance with IFRS 2, the difference in the fair value of the shares deemed to have been issued by the accounting acquirer and the fair value of the accounting acquiree’s identifiable net assets represented a service received by the accounting acquirer, and thus was recognized as an expense upon consummation of the Business Combination.
Upon Closing, the excess fair value of the equity interests deemed to have been issued to TWOA as consideration over the fair value of TWOA’s identifiable net assets was recognized as listing expense in the amount of $44,469,613 in the consolidated statements of profit or loss and other comprehensive income (loss) for the year ended December 31, 2024. The fair value of the equity interests was measured at the closing market price of TWOA’s publicly traded shares on March 26, 2024, which was $10.70 per share. See below for details.

Fair value of TWOA public shares (103,813 shares at $10.70) (A)	$1,110,799
Fair value of TWOA sponsor shares (3,793,934 shares at $10.70) (B)	40,595,094
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	41,705,893

Cash and cash equivalents	1,121,150
Accounts payable	(3,884,870)
II: Net liabilities of TWOA	(2,763,720)

Total share listing expense (I-II)	$44,469,613
Other transaction-related costs in connection with the Business Combination
For the years ended December 31, 2024 and 2023, the Company incurred transaction-related costs in connection with the Business Combination of $7,628,685 and $6,150,988, respectively, excluding the share listing expenses under IFRS 2 discussed above. These transaction-related costs, primarily consisting of professional service fees such as legal and accounting services, were recorded in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss), Through December 31, 2024, cumulative transaction-related costs of $17,632,520 were incurred by the Company and TWOA (prior to the Closing) in connection with the Business Combination, of which $1,583,063 has not yet been paid as of December 31, 2024. As of December 31, 2024, $692,615 of the amount not yet paid is recorded within accounts payable and accrued expenses, and $890,448 is recorded within non-current liabilities in the consolidated statements of financial position. For the year ended December 31, 2024, the Company has paid $12,394,616 for transaction-related costs in connection with the Business Combination of which $4,858,225 was paid with transaction proceeds.
Cash bonus to management
In connection with the Business Combination, certain executives and employees were granted a one-time cash bonus totaling $285,000 at Closing, recorded in general and administrative expense in the consolidated statements of profit or loss and other comprehensive income (loss). As of December 31, 2024, the bonuses were fully paid. See Note 23 for more details.
Restricted Stock Units (RSUs)
In connection with the Business Combination, certain executives and board directors were granted service-based and performance-based RSUs. For the year ended December 31, 2024, the Company incurred share-based payment expenses of $2,060,666. The Company did not incur any share-based payment expense for the years ended December 31, 2023 and December 31, 2022. See Note 22 for more details.
Loan receivable from Latam Logistics Investments, LLC (“LLI”)
As of January 1, 2024, LLP’s loans to LLI, which held a minority equity interest of LLP before Closing, were in default status due to non-payment following the maturity date of December 31, 2023. LLP subsequently provided notice of the default to LLI.
On March 12, 2024, LLI entered into an assignment agreement (“Assignment Agreement”) with LLP, pursuant to which LLI unconditionally and irrevocably assigned in favor of LLP the right to receive the LPA Ordinary Shares upon the closing of the Business Combination. As part of the Assignment Agreement, LLP agreed to waive its right to receive the corresponding LPA Ordinary Shares. Upon Closing, the loans receivables from LLI of $9,765,972 were considered settled through the foreclosure of the collateralized LLP Shares held by LLI.